Operating leases (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Operating Lease, Right-of-Use Asset	$ 171,106		$ 184,509
Office Rental [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Right-of-Use Asset	$ 2,859		2,891
Operating Lease, Weighted Average Discount Rate, Percent	5.30%
Operating Lease, Weighted Average Remaining Lease Term	3 years 1 month 6 days
Operating Lease, Expense	$ 831	$ 241
Charter In Vessels [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Right-of-Use Asset	$ 168,247		$ 181,618
Operating Lease, Weighted Average Discount Rate, Percent	5.30%
Operating Lease, Weighted Average Remaining Lease Term	5 years 8 months 12 days
Operating Lease, Expense	$ 18,453	$ 9,396